Securitizations and Variable Interest Entities - Additional information (Detail) - JPY (¥) ¥ in Billions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Variable Interest Entity [Line Items]
Cash proceeds from SPEs in new securitizations	¥ 116	¥ 187
Debt securities issued by SPEs with an initial fair value	1,785	2,574
Cash inflows from third parties on the sale of debt securities	1,065	1,833
Cumulative balance of financial assets transferred to SPEs	4,918	5,364
Retained interests	288	308
Interests held in SPEs	¥ 64	94
Outstanding collateral service agreements and written credit default swap agreements		¥ 2
Minimum [Member]
Variable Interest Entity [Line Items]
Percentage of changes in fair value based on adverse effect	10.00%	10.00%
Maximum [Member]
Variable Interest Entity [Line Items]
Percentage of changes in fair value based on adverse effect	20.00%	20.00%